ORGANIZATION AND DESCRIPTION OF THE BUSINESS (Details) - shares	Mar. 16, 2022	Dec. 31, 2022	Mar. 15, 2022	Mar. 14, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Exchangeable shares received for every two LP Units held (in shares)			1
Exchange ratio, exchangeable shares (in shares)			2
Beginning balance (in shares)		72,955,585			0
BBUC exchangeable shares
Disclosure of detailed information about borrowings [line items]
Beginning balance (in shares)				35,000,000
Proportion of ownership interest in subsidiary	35.30%
Proportion of ownership interest in joint venture	64.70%
Proportion of ownership interest in subsidiary	75.00%
BBUC exchangeable shares | Holding LP
Disclosure of detailed information about borrowings [line items]
Beginning balance (in shares)				38,000,000